Employee Benefits - Rollforward, Balance of the Defined Benefit Obligation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Non-cash movements in post-employment and other non-current employee benefits obligations	$ 1,052	$ 910	$ 854
Pension and Retirement Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	15,366	15,113	8,015
Non-cash movements in post-employment and other non-current employee benefits obligations	505	489	534
Past service cost	239	288	163
Interest expense	815	820	687
Gain on settlement	(254)	(243)	(280)
Remeasurements of the net defined benefit obligation	708	531	(2,073)
Foreign exchange (gain) or loss	1,793	(48)	(79)
Benefits paid	(1,430)	(1,504)	(1,146)
Business acquisitions	0	0	9,189
Employees contributions	105	119	103
Local plans	19
Plan amendments		(4)
Ending balance	17,866	15,366	15,113
Pension and Retirement Plans | Defined benefit obligation | Discontinued operations
Disclosure of net defined benefit liability (asset) [line items]
Discontinued operations		(195)
Post-Retirement Medical Services | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	554	556	647
Non-cash movements in post-employment and other non-current employee benefits obligations	30	32	32
Past service cost	36	13	26
Interest expense	57	54	52
Gain on settlement	(25)	(14)	(29)
Remeasurements of the net defined benefit obligation	(27)	5	(136)
Benefits paid	(31)	(43)	(36)
Discontinued operations	0	(49)	0
Ending balance	594	554	556
Seniority Premiums | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	2,181	2,068	2,108
Non-cash movements in post-employment and other non-current employee benefits obligations	394	345	328
Past service cost	89	21	7
Interest expense	212	191	160
Gain on settlement	(27)	(21)	(13)
Remeasurements of the net defined benefit obligation	324	66	(342)
Benefits paid	(201)	(254)	(180)
Ending balance	2,972	2,181	2,068
Seniority Premiums | Defined benefit obligation | Discontinued operations
Disclosure of net defined benefit liability (asset) [line items]
Discontinued operations	$ 0	$ (235)	$ 0